Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2024
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

The following are details of the unaudited quarterly results of operations for the three months ended:

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2024
Revenue	$1,263,882	$1,250,059	$1,245,849	$1,245,199
Operating income	112,674	175,868	155,732	184,334
Net income attributable to Amdocs Limited	86,441	140,289	118,502	147,965
Basic earnings per share	0.76	1.22	1.02	1.27
Diluted earnings per share	0.76	1.21	1.01	1.26
2023
Revenue	$1,242,564	$1,235,962	$1,223,304	$1,185,720
Operating income	138,925	182,714	182,277	150,074
Net income attributable to Amdocs Limited	102,011	159,428	149,603	129,667
Basic earnings per share	0.86	1.33	1.24	1.07
Diluted earnings per share	0.86	1.32	1.23	1.07